Personnel expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Santander Brasil Bank Shares [Member] | Local [Member]
IfrsStatementLineItems [Line Items]
Impact on results - personnel expenses	R$ 8,407	R$ 6,178	R$ 17,097
Santander Spain Shares And Options [Member] | Global [Member]
IfrsStatementLineItems [Line Items]
Impact on results - personnel expenses	R$ 5,971	R$ 6,953	R$ 6,380